Long term incentive plan	12 Months Ended
Jun. 30, 2021
15. Long term incentive plan

15. Long term incentive plan

The Company’s long term incentive plan (the “LTIP plan”) is restricted to a maximum of 10% of the issued and outstanding common shares. Under the LTIP plan, the Company may grant securities-based incentives including stock options and restricted share units (“RSUs”) to directors, officers, employees, and consultants. The Board of Directors administers the plan and determines the vesting and terms of each grant.

Stock Options

The Company determined the fair value of stock options using the Black-Scholes option valuation model, which has several inputs including the market price, the exercise price, compound risk free interest rate, annualized volatility and the number of periods until expiration. The fair value is expensed over the vesting period. Each stock option entitles the holder to purchase one common share of the Company at the respective exercise price prior to, or on, its expiration date.

As of June 30, 2021, the Company had 2,780,000 stock options outstanding (June 30, 2020: 3,625,001) with a weighted average expiration of 2.15 years (June 30, 2020: 2.28), which are exercisable into 2,780,000 common shares (June 30, 2020: 3,625,001) at a weighted average exercise price of USD$1.73 (June 30, 2020: USD$0.67). All the outstanding stock options vested on their respective grant dates.

Grant	Vesting	Expiration	Exercise		Balance on	Granted	Exercised	Balance on
Date	Date	Date	Price		June 30,	(Expired or		June 30,
					2020	Cancelled)		2021
December 22, 2015	December 22, 2015	December 22, 2020		0.56	630,001	(557,826)	(72,175)	-
June 9, 2017	June 9, 2017	June 9, 2022	USD$	0.66	1,810,000	(470,000)	(440,000)	900,000
March 26, 2019	March 26, 2019	March 26, 2024	USD$	1.00	1,185,000	(315,000)	(290,000)	580,000
March 19, 2021	March 19, 2021	March 19, 2024	USD$	3.60	-	1,300,000	-	1,300,000
Totals					3,625,001	(42,826)	(802,175)	2,780,000

Grant	Vesting	Expiration	Exercise		Balance on	Granted	Exercised	Balance on
Date	Date	Date	Price		June 30,	(Expired or		June 30,
					2019	Cancelled)		2020
July 3, 2014	July 3, 2014	July 3, 2019	USD$	1.50	115,000	(115,000)	-	-
February 26, 2015	February 26, 2015	February 26, 2020	USD$	2.00	287,000	(287,000)	-	-
December 22, 2015	December 22, 2015	December 22, 2020	USD$	0.56	670,001	(40,000)	-	630,001
June 9, 2017	June 9, 2017	June 9, 2022	USD$	0.66	1,810,000	-	-	1,810,000
March26,2019	March 26, 2019	March 26, 2024	USD$	1.00	1,185,000	-	-	1,185,000
Totals					4,067,001	(442,000)	-	3,625,001

The following stock options were granted during the year ended June 30, 2021:

(a)

On March 19, 2021, the Company granted 1,300,000 stock options exercisable at a price of CAD$3.60 for a period of three years. The options were valued at $2,777,404 using the Black-Scholes pricing model based on a risk-free rate of 0.53%, a term of 3 years, volatility of 130% and a market price of $2.88 (CAD$3.60). These stock options vested on the grant date.

No stock options were issued during the year ended June 30, 2020.

15. Long term incentive plan (continued)

Restricted share units (RSUs)

The fair value of RSUs is based on the grant-day intrinsic value of the shares that are expected to vest by the vesting date. Each RSU entitles the holder to receive common share of the Company prior to, or on, its expiration date subject to achieving the performance criterion (“milestone”) prior to, or on, its vesting date. The fair value is expensed over the vesting period and is subject to remeasurement at the end of each reporting period based on the probability of achieving the milestone and adjustments for potential forfeitures.

As of June 30, 2021, the Company had 475,000 RSUs issued and outstanding (June 30, 2020: Nil) with a weighted average expiration of 1.40 years (June 30, 2020: nil) which entitle the holders to receive 475,000 common shares (June 30, 2020: nil) for no additional consideration subject to satisfying the vesting conditions.

Grant	Actual / Estimated	Vesting	Expiration	Balance on	Granted	Converted	Balance on
Date	Vesting Date	Condition	Date	June 30,	(Expired or		June 30,
				2020	Cancelled)		2021
December 29, 2020	February 7, 2021	Financing Milestone	February 19, 2021	-	172,481	(172,481)	-
December 29, 2020	February 7, 2021	Financing Milestone	August 19, 202	-	172,481	(172,481)	-
December 29, 2020	February 7, 2021	Financing Milestone	February 19, 2022	-	172,481	(172,481)	-
March 19, 2021	December 31, 2022	Employment	June 30, 2023	-	200,000		200,000
March 19, 2021	June 30, 2022	Plant Commissioning	December 31, 2022	-	100,000		100,000
March 19, 2021	June 30, 2022	Offtake Agreement	December 31, 2022	-	25,000		25,000
March 19, 2021	May 17, 2021	Financing Milestone	December 31, 2021	-	150,000		150,000

Totals				-	992,443	(517,443)	475,000

The following changes to the issued and outstanding RSUs occurred during the year ended June 30, 2021:

(a)

On December 29, 2020, the shareholders approved a resolution approving the new LTIP Plan and the granting of 517,443 RSUs. The RSUs have variable vesting dates whereby the holders will receive 517,443 common shares subject to the vesting condition of achieving project financing milestones related to the Molo Graphite Project whereby 33.33% was set to expire on each of Feb 16, 2021, August 16, 2021, and Feb 16, 2022. The fair value was estimated at $364,852 based on a grant-date market price of CAD$0.90 (USD$0.71), which was fully expensed when these RSUs vested on February 7, 2021.

(b)	On March 19, 2021, the Company granted the following RSUs:

a.

200,000 RSUs expiring on June 30, 2023, whereby the holders will receive 200,000 common shares subject to the vesting condition of being employees or consultants of the Company on December 31, 2022. The grant date fair value was estimated at $575,352 based on a grant-date market price of $2.88 (CAD$3.60). A total of $91,430 was expensed during the year ended June 30, 2021.

b.

100,000 RSUs expiring on June 30, 2023, whereby the holders will receive 100,000 common shares subject to the vesting condition of achieving plant commissioning milestones on or before June 30, 2022. The grant date fair value was estimated at $287,676 based on a grant-date market price of $2.88 (CAD$3.60). A total of $63,178 was expensed during the year ended June 30, 2021.

c.

25,000 RSUs expiring on June 30, 2023, whereby the holders will receive 25,000 common shares subject to the vesting condition of achieving offtake agreement milestones on or before June 30, 2022. The grant date fair value was estimated at $71,919 based on a grant-date market price of $2.88 (CAD$3.60). A total of $15,795 was expensed during the year ended June 30, 2021.

d.

150,000 RSUs expiring on December 31, 2021, whereby the holders will receive 150,000 common shares subject to the vesting condition of achieving project financing milestones on or about May 17, 2021. The grant date fair value was estimated at $431,514 based on the grant-date market price of $2.88 (CAD$3.60). The RSUs vested on May 17, 2021 and a total of $431,514 was expensed during the year ended June 30, 2021.

No RSUs were issued during the year ended June 30, 2020.